Other non-current liabilities and employee future benefits - Future Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	$ (475)
Other
Net defined benefit liability (asset), ending balance	98	$ (475)
Defined benefit pension plan
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	(582)	348
Included in profit or loss
Current service cost	56	26
Interest cost (income)	(52)	17
Future plan expense	4	43
Actuarial loss (gain) arising from:
Financial assumptions	0	113
Experience adjustment	(918)	(600)
Return on plan assets excluding interest	7	(486)
Plan expenses	0	0
Settlements	0	0
Remeasurement (gains) losses	(911)	(973)
Other
Benefits paid	0	0
Transfer of excess assets	1,489	0
Other total	1,489	0
Net defined benefit liability (asset), ending balance	0	(582)
Defined benefit pension plan | Defined benefit obligation
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	6,703	14,402
Included in profit or loss
Current service cost	56	26
Interest cost (income)	163	700
Future plan expense	219	726
Actuarial loss (gain) arising from:
Financial assumptions	0	113
Experience adjustment	(918)	(600)
Return on plan assets excluding interest	0	0
Plan expenses	(110)	(54)
Settlements	(5,887)	(7,326)
Remeasurement (gains) losses	(6,915)	(7,867)
Other
Benefits paid	(7)	(558)
Transfer of excess assets	0	0
Other total	(7)	(558)
Net defined benefit liability (asset), ending balance	0	6,703
Defined benefit pension plan | Fair value of plan assets
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	(7,285)	(14,054)
Included in profit or loss
Current service cost	0	0
Interest cost (income)	(215)	(683)
Future plan expense	(215)	(683)
Actuarial loss (gain) arising from:
Financial assumptions	0	0
Experience adjustment	0	0
Return on plan assets excluding interest	7	(486)
Plan expenses	110	54
Settlements	5,887	7,326
Remeasurement (gains) losses	6,004	6,894
Other
Benefits paid	7	558
Transfer of excess assets	1,489	0
Other total	1,496	558
Net defined benefit liability (asset), ending balance	0	(7,285)
Net other post-retirement benefit plan liability
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	107	107
Included in profit or loss
Interest cost (income)	4	5
Future plan expense	4	5
Actuarial loss (gain) arising from:
Financial assumptions	(4)	1
Experience adjustment	2	2
Remeasurement (gains) losses	(2)	3
Other
Contributions paid by the employer	(8)	(8)
Benefits paid	(3)	0
Other total	(11)	(8)
Net defined benefit liability (asset), ending balance	98	107
Net other post-retirement benefit plan liability | Defined benefit obligation
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	107	107
Included in profit or loss
Interest cost (income)	4	5
Future plan expense	4	5
Actuarial loss (gain) arising from:
Financial assumptions	(4)	1
Experience adjustment	2	2
Remeasurement (gains) losses	(2)	3
Other
Contributions paid by the employer	0	0
Benefits paid	(11)	(8)
Other total	(11)	(8)
Net defined benefit liability (asset), ending balance	98	107
Net other post-retirement benefit plan liability | Fair value of plan assets
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	0	0
Included in profit or loss
Interest cost (income)	0	0
Future plan expense	0	0
Actuarial loss (gain) arising from:
Financial assumptions	0	0
Experience adjustment	0	0
Remeasurement (gains) losses	0	0
Other
Contributions paid by the employer	(8)	(8)
Benefits paid	8	8
Other total	0	0
Net defined benefit liability (asset), ending balance	$ 0	$ 0